RELATED PARTY TRANSACTIONS	12 Months Ended
Feb. 29, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

9. RELATED PARTY TRANSACTIONS

For the years ended February 29, 2024 and February 28, 2023, the Company made net repayments of $54,179 and $0, respectively , to its loan payable-related party. At February 29, 2024, the loan payable-related party was $257,438 and $206,516 at February 28, 2023. As of February 29, 2024, included in the balance due to the related party is $140,013 of deferred salary all of which bears interest at 12%. As of February 28, 2023, included in the balance due to the related party is $108,000 of deferred salary all of which bears interest at 12%. The accrued interest included at February 29, 2024 was $32,468 (February 28, 2023- $15,660).

During the year ended February 28, 2023 pursuant to the amended Employment Agreement with its Chief Executive Officer the Company accrued $1,521,000 as incentive compensation plan payable with a corresponding recognition of stock based compensation due to the expectation of additional awards being met. In January 2024 the Company added an Objective 10 which required the accrual of $2,000,000. There was also a net adjustment reduction of $479,000 for objectives accrued for but not met.

At February 28, 2023, the balance of incentive compensation plan payable was $979,000. This will be payable in Series G Preferred Shares which are redeemable at the Company’s option at $1,000 per share.

During the year ended February 29, 2024, the Company accrued $538,767 in deferred compensation for the CEO. This was in accordance with a December 2023 board action allowing for $ 1 million of discretionary compensation. The Company had already recorded $461,233 in bonus compensation. There was no deferred compensation for the year ended February 28, 2023, the Company recorded a bonus to the CEO of $280,908.

During the years ended February 29, 2024 and February 28, 2023, the Company was charged $2,810,839 and $3,578,981, respectively in consulting fees for research and development to a company partially owned by a principal shareholder included in research and development expenses. The principal shareholder received no compensation from this partially owned research and development company and the fees were spent on core development projects. As at both February 29, 2024 and February 28, 2023 the balance due to this company was $76,532.